Investments (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investments
Investments accounted for under the equity method of accounting consisted of the following as of December 31, 2018 and 2017:

	% Ownership as of December 31, 2018	As of December 31,
		2018	2017
AerDragon	16.7	$65,920	$61,706
AerLift	39.3	47,644	44,930
ACSAL	19.4	15,248	14,197
		$128,812	$120,833